Commitments and Contingencies - Gross Held-to-Maturity Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity Securities [Abstract]
Less: Outside working interest owners share, Amortized Cost	$ (65,222)
Restricted investments	77,361	73,385
BOEM platform abandonment [Member]
Held-to-maturity Securities [Abstract]
Restricted investments	69,954	66,373
Money Market Funds [Member]
Held-to-maturity Securities [Abstract]
Amortized Cost	$ 135,176